Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 29.5	$ 68.7
Restricted cash	4.2	5.2
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	29.5	68.7
Restricted cash	$ 4.2	$ 5.2